Cash and cash equivalents and unutilized overdraft facilities - Exchange rate difference in cash and cash equivalents (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange rate difference in cash and cash equivalents
Exchange rate differences in cash and cash equivalents at January 1	kr (2)	kr (8)	kr 3
Exchange rate differences in cash flow for the year	28	28	47
Total exchange rate differences in cash and cash equivalents for the year	kr 26	kr 20	kr 50